Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses and Other Assets

5.    Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following for the dates indicated:

	December 31,
	2012	2013
	(in thousands)
Advance payments for research and development	$2,599	$1,549
Prepaid insurance and other general and administrative expenses	436	433

	$3,035	$1,982